Condensed Parent Company Only Financial Statements - Condensed Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income	$ 1,903,905	$ 2,241,048
Changes in operating assets and liabilities:
Net cash provided by operating activities	2,714,254	1,833,183
INVESTING ACTIVITIES
Purchases of investment securities	(37,784,000)	(73,460,702)
Net cash provided by (used in) investing activities	175,513	(25,301,042)
FINANCING ACTIVITIES
Dividends paid	(1,374,984)	(1,306,234)
Net cash provided by financing activities	(14,368,342)	39,466,323
Net increase (decrease) in cash and cash equivalents	(11,478,575)	15,998,464
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	31,874,975	15,876,511
CASH AND CASH EQUIVALENTS, END OF YEAR	20,396,400	31,874,975
Parent Company [Member]
OPERATING ACTIVITIES
Net income	1,903,905	2,241,048
Adjustments to reconcile net income to net cash provided by operating activities:
Change in deferred tax benefit	(28,369)	7,387
Undistributed earnings of affiliate	(546,411)	(953,612)
Changes in operating assets and liabilities:
Other assets	10,076	7,540
Deferred compensation	(2,009)	(19,629)
Other liabilities	147,495	625
Net losses (gains) on sales of investment securities	47	(6,757)
Net cash provided by operating activities	1,484,734	1,276,602
INVESTING ACTIVITIES
Proceeds from sales of securities	29,054	90,875
Purchases of investment securities	(27,092)	(64,489)
Net cash provided by (used in) investing activities	1,962	26,386
FINANCING ACTIVITIES
Dividends paid	(1,374,984)	(1,306,234)
Net cash provided by financing activities	(1,374,984)	(1,306,234)
Net increase (decrease) in cash and cash equivalents	111,712	(3,246)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	58,364	61,610
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 170,076	$ 58,364